Income taxes - Movement for Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset)
Deferred tax assets (liability), beginning balance		$ (23,574)
Statement of income (loss)	$ (648)	22,644
Other comprehensive income	648	1,010
Translation adjustment		(80)
Non-capital losses
Reconciliation of changes in deferred tax liability (asset)
Deferred tax assets (liability), beginning balance		929
Statement of income (loss)	32,099	(933)
Translation adjustment		4
Deferred tax assets (liability), ending balance	32,099
Investments
Reconciliation of changes in deferred tax liability (asset)
Statement of income (loss)		(1,010)
Other comprehensive income	648	1,010
Deferred tax assets (liability), ending balance	648
Deferred and restricted share units
Reconciliation of changes in deferred tax liability (asset)
Deferred tax assets (liability), beginning balance		29
Statement of income (loss)		(29)
Other assets
Reconciliation of changes in deferred tax liability (asset)
Deferred tax assets (liability), beginning balance		8,209
Statement of income (loss)		(8,248)
Translation adjustment		39
Stream interest
Reconciliation of changes in deferred tax liability (asset)
Deferred tax assets (liability), beginning balance		(28,823)
Statement of income (loss)		28,929
Translation adjustment		(106)
Property, plant, and equipment
Reconciliation of changes in deferred tax liability (asset)
Deferred tax assets (liability), beginning balance		(3,873)
Statement of income (loss)		3,890
Translation adjustment		(17)
Mining interests and property, plant and equipment
Reconciliation of changes in deferred tax liability (asset)
Statement of income (loss)	(28,399)
Deferred tax assets (liability), ending balance	(28,399)
Exploration and evaluation assets
Reconciliation of changes in deferred tax liability (asset)
Statement of income (loss)	(2,900)
Deferred tax assets (liability), ending balance	(2,900)
Other Liabilities
Reconciliation of changes in deferred tax liability (asset)
Deferred tax assets (liability), beginning balance		(45)
Statement of income (loss)	(1,448)	$ 45
Deferred tax assets (liability), ending balance	$ (1,448)